Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fixed Assets [Abstract]
FIXED ASSETS

NOTE 4 – FIXED ASSETS

The Company’s fixed assets include the following on September 30, 2023:

	Cost Basis	Accumulated Depreciation	Net
Computers	$378,480	$(292,655)	$85,825
Lab Equipment	2,585,077	(789,781)	1,795,296
Office Furniture	56,656	(12,449)	44,207
Other Fixed Assets	8,605	(1,869)	6,736
Leasehold Improvements	120,440	(48,645)	71,795
Total Fixed Assets	$3,149,258	$(1,145,399)	$2,003,859

The Company’s fixed assets include the following on December 31, 2022:

	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863

Depreciation expense was $109,611 and $99,980 for the three months ended September 30, 2023 and 2022, respectively. Depreciation expense was $329,411 and $296,685 for the nine months ended September 30, 2023 and 2022, respectively. None of the Company’s fixed assets serve as collateral against any loans as of September 30, 2023 and December 31, 2022, other than those subject to the financed asset liability. As of September 30, 2023 and December 31, 2022, the fixed assets that serve as collateral subject to the financed asset liability have a carrying value of $1,316,830 and $1,359,091, respectively.

Financed Assets:

In October 2020, the Company purchased two pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $19,487, with an interest rate of 8%. As of September 30, 2023, the Company has one payment in arrears.

In January of 2021, the Company purchased one piece of lab equipment and financed it for a period of twenty-four months with a monthly payment of $9,733, with an interest rate of 8%. As of September 30, 2023, the Company has one payment in arrears.

In March of 2021, the Company purchased five pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $37,171, with an interest rate of 8%. As of September 30, 2023, the Company has four payments in arrears.

As of September 30, 2023, all lab equipment financing agreements have matured.

NOTE 5 – FIXED ASSETS

The Company’s fixed assets include the following on December 31, 2022:

	Cost Basis	Accumulated Depreciation	Net
Computers	$376,429	$(197,907)	$178,522
Lab Equipment	2,572,720	(579,015)	1,993,705
Office Furniture	56,656	(8,200)	48,456
Other Fixed Assets	8,605	(1,224)	7,381
Leasehold Improvements	120,440	(29,641)	90,799
Total Fixed Assets	$3,134,850	$(815,987)	$2,318,863

The Company’s fixed assets include the following on December 31, 2021:

	Cost Basis	Accumulated Depreciation	Net
Computers	$312,489	$(75,053)	$237,436
Lab Equipment	2,240,252	(306,688)	1,933,564
Office Furniture	90,757	(4,857)	85,900
Other Fixed Assets	10,809	(412)	10,397
Total Fixed Assets	$2,654,307	$(387,010)	$2,267,297

Depreciation expense was $428,977 and $369,236, for the years ended December 31, 2022 and 2021, respectively. None of the Company’s fixed assets serve as collateral against any loans as of December 31, 2022 and December 31, 2021, other than those subject to the financed asset liability. As of December 31, 2022 and 2021, the fixed assets that serve as collateral subject to the financed asset liability have a carrying value of $1,359,091 and $1,690,420, respectively.

Financed Assets:

In October 2020, the Company purchased two pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $19,487, with an interest rate of 8%.

In January of 2021, the Company purchased one piece of lab equipment and financed it for a period of twenty-four months with a monthly payment of $9,733, with an interest rate of 8%.

In March of 2021, the Company purchased five pieces of lab equipment and financed them for a period of twenty-four months with a monthly payment of $37,171, with an interest rate of 8%.

Maturities as follows:

2023	$111,512
2024	-
2025	-
2026	-
2027	-
Thereafter	-
Total Payments	$111,512